Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company follows the guidance in FASB ASC 855-10 for the disclosure of subsequent events. The Company evaluated subsequent events through the date the financial statements were issued and determined the Company had no subsequent events that need to be disclosed.

The Company paid purchase price in full for all the software copyrights in July 2025.

3. Nasdaq Minimum Bid Price Compliance

On March 27, 2026, Predecessor Datasea received a notice from Nasdaq indicating that its common stock did not satisfy the $1.00 minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2). Nasdaq initially provided the Company with a 180-calendar-day compliance period ending September 23, 2026.

On September 24, 2026, Nasdaq granted the Company an additional 180-calendar-day compliance period to regain compliance with the minimum bid price requirement. The Company intends to continue monitoring the closing bid price of its Class A Ordinary Shares and may consider available measures to regain compliance within the additional compliance period. There can be no assurance that the Company will regain compliance within the applicable period.

4. CBI NeuroVibe Product Pre-Sale Contracts

Subsequent to June 30, 2026, certain of the Company’s PRC operating entities entered into two product pre-sale contracts with Bochun Meiye (Shenzhen) Cosmetics Co., Ltd. for the NeuroVibe Biofeedback System, model NV-02. The two contracts have an aggregate tax-inclusive contract value of approximately $3.69 million.

The contract amounts represent pre-sale contract amounts and do not constitute recognized revenue or guaranteed revenue. Revenue, if any, will be recognized in accordance with the Company’s applicable revenue-recognition policies upon satisfaction of the relevant performance obligations, including product delivery, acceptance and other contractual conditions.

5. AI Execution Agent Agreements

Subsequent to June 30, 2026, Tianjin Information entered into AI execution-agent matrix cooperation agreements with Qingdao Ruizhi Yixing Information Technology Co., Ltd. and Qingdao Wangtu Information Technology Co., Ltd. Under the agreements, Tianjin Information provides customers with access to its AI multimodal agent matrix service platform, including AI-agent functionality, multimodal algorithm capabilities, business-system interface support, platform administration and related technical services.

The arrangements contemplate the use of the Company’s platform in multiple commercial application scenarios, including beauty and personal care, health and wellness, health management, lifestyle services and retail. Service fees are generally based on customers’ actual platform usage and consumption and are subject to periodic billing and settlement.